COMMITMENTS (Details) - ZAR (R) R in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 4,411.7	R 5,397.3	R 3,757.4
Contracted for capital expenditure	281.8	346.6	321.2
Other guarantees	266.7	266.7	55.5
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	40.4	445.9	704.0
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	970.2	1,200.8	1,256.0
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	830.9	724.5	780.4
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	218.0	210.1	130.0
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	195.5	195.5	207.2
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	131.6	69.8	260.7
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	72.3	72.3	5.0
Rustenburg operations
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,830.0	2,478.3	413.0
Other segments
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 122.8	R 0.1	R 1.1